Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2025
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Schedule of Condensed Balance Sheets	The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.
	As of December 31, 2025	As of December 31, 2024
Assets
Current assets
Cash	$63	$20
Due from a related party	471	-
Prepayments and other current assets	231	356
Total Current Assets	765	376

Investment in subsidiaries and VIEs (restricted)	131,852	116,768
Non-current assets	131,852	116,768
Total Assets	$132,617	$117,144

Liabilities and Shareholders’ Equity

Liabilities
Current liabilities
Due to a related party	$110	$-
Accrued expenses and other current liabilities	590	-
Total Current Liabilities	700	-
Total liabilities	700	-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 shares issued and outstanding as of December 31, 2025 and 2024.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2025 and 2024.	4	4
Additional paid-in capital	83,762	83,762
Retained earnings	54,347	42,421
Accumulated other comprehensive loss	(6,200)	(9,047)
Total Shareholders’ Equity	131,917	117,144

Total Liabilities and Shareholders’ Equity	$132,617	$117,144

Schedule of Condensed Statements of Operations and Comprehensive Income (Loss)
	Years Ended December 31,
	2025	2024	2023
Equity in earnings of subsidiaries	$12,086	$11,137	$10,715
General and administrative expenses	(160)	(259)	(421)
Net income	11,926	10,878	10,294

Other comprehensive income (loss)
Foreign currency translation adjustments	2,847	(1,681)	(1,757)
Comprehensive income	$14,773	$9,197	$8,537

Schedule of Condensed Statements of Cash Flow
	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities
Net income	$11,926	$10,878	$10,294
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(12,086)	(11,137)	(10,715)
Due from a related party	(471)	-	-
Prepaid expenses and other current assets	124	(263)	(92)
Net cash used in operating activities	(507)	(522)	(513)
Cash flows from investing activities
Loan to a subsidiary	(150)	-	(6,660)
Net cash used in investing activities	(150)	-	(6,660)
Cash flows from financing activities
Due to a related party	110	-	(600)
Loans from third parities	1,190	-	-
Repayment to a third party	(600)	-	-
Deferred issuance costs	-	-	(279)
Proceeds from initial public offering	-	-	8,547
Net cash provided by financing activities	700	-	7,668
Net increase(decrease) in cash	43	(522)	495
Cash, beginning of year	20	542	47
Cash, end of year	$63	$20	$542